UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-2677

                      (Investment Company Act File Number)


                   Federated Municipal Securities Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/07


               Date of Reporting Period:  Quarter ended 12/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MUNICIPAL SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   MUNICIPAL BONDS-109.2%
                   ALABAMA--1.4%
  $  1,000,000     Alabama Agricultural & Mechanical University, Revenue Bonds (Series 1998), 5.00% (MBIA             $    1,035,960
                   Insurance Corp. INS)/(Original Issue Yield: 5.15%), 11/1/2016
     1,400,000     Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser          1,550,192
                   Co.), 12/1/2024
     3,000,000     Mobile County, AL IDA, IDRBs (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender                 3,178,020
                   5/1/2010
       455,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.25%              474,474
                   (Jackson Hospital & Clinic, Inc.), 3/1/2036
     1,000,000     Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (Original Issue Yield: 5.90%), 1/1/2020             1,068,230
                      TOTAL                                                                                                7,306,876
                   ARIZONA--0.8%
     1,810,000     Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian             1,893,441
                   Asset Assurance INS), 12/1/2030
     2,000,000     Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian             2,090,700
                   Asset Assurance INS), 12/1/2035
                      TOTAL                                                                                                3,984,141
                   ARKANSAS--0.2%
     1,000,000     Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80%             1,063,590
                   (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021
                   CALIFORNIA-9.8%
     1,825,000     California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California             1,872,869
                   College of the Arts), 6/1/2030
     1,000,000   1 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,          1,064,330
                   Inc.), 4/1/2025
     3,000,000   1 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,           3,151,080
                   Inc.), 11/1/2023
     1,540,000     California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C),              1,621,281
                   5.50%, 12/1/2019
    10,000,000     California State, Economic Recovery Revenue Bonds (Series 2004A), 5.25% (California State              11,814,000
                   Fiscal Recovery Fund), 7/1/2013
     1,000,000     California State, UT GO Bonds, 5.00%, 2/1/2023                                                          1,052,650
       515,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                  554,758
       915,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                  987,147
     1,585,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                1,707,362
       235,000     California State, UT GO Bonds, 5.75%, 5/1/2030                                                            250,820
     3,000,000     California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023           3,200,820
     2,000,000     California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025           2,145,700
     1,495,000     California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS),           1,589,977
                   8/15/2013
     1,930,000     California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS),           2,063,131
                   8/15/2015
     2,000,000     Chula Vista, CA, IDRBs (Series 1992D), 5.00% (San Diego Gas & Electric Co.), 12/1/2027                  2,099,580
     1,000,000     Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80%, 6/1/2042                            1,220,020
     3,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            3,434,760
                   (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039
     1,500,000     Manhattan Beach, CA, COP, 5.00% (AMBAC INS), 1/1/2036                                                   1,569,390
     1,350,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community                   1,366,403
                   Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
     1,000,000     Riverside, CA, COP, 5.00% (AMBAC INS), 9/1/2028                                                         1,047,850
     1,000,000     Tustin, CA University School District, Sr. Lien Special Tax Bonds, 5.00% (FSA INS)/(Original            1,039,440
                   Issue Yield: 5.06%), 9/1/2038
     1,500,000     University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020              1,615,080
     2,500,000     University of California, Hospital Revenue Bonds (Series 2004A), 5.25% (UCLA Medical                    2,661,200
                   Center)/(AMBAC INS), 5/15/2030
                      TOTAL                                                                                               49,129,648
                   COLORADO--1.6%
       760,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25%               791,509
                   (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034
       430,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25%                455,546
                   (Evangelical Lutheran Good Samaritan Society), 6/1/2023
     5,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement           5,235,450
                   Communities, Inc.), 12/1/2025
       500,000     Douglas County, CO School District, Improvement UT GO Bonds (Series 2005B), 5.00% (FSA INS),              529,600
                   12/15/2030
     1,000,000     Westminster, CO, Sales & Use Tax Revenue Refunding Bonds, (Series A), 5.60%, 12/1/2016                  1,036,190
                      TOTAL                                                                                                8,048,295
                   CONNECTICUT--0.3%
       600,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health                  635,388
                   Network)/(Radian Asset Assurance INS), 7/1/2030
     1,000,000     New Haven, CT, UT GO Bonds, (Series B), 5.75% (United States Treasury PRF                               1,067,630
                   11/1/2009@101)/(Original Issue Yield: 5.83%), 11/1/2018
                      TOTAL                                                                                                1,703,018
                   DELAWARE--0.7%
       800,000     Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe                856,744
                   Medical Center), 6/1/2024
     2,500,000     Delaware State, UT GO (Series 2000A), 5.25% (United States Treasury PRF 4/1/2010@100)/(Original         2,622,375
                   Issue Yield: 5.40%), 4/1/2016
                      TOTAL                                                                                                3,479,119
                   DISTRICT OF COLUMBIA--2.6%
     5,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2035               5,280,100
     6,000,000     District of Columbia, UT GO Bonds (Series 2005A), 5.00%, 6/1/2023                                       6,753,480
     1,310,000     District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/(AMBAC            1,415,691
                   INS), 7/1/2016
                      TOTAL                                                                                               13,449,271
                   FLORIDA--3.5%
     1,000,000     Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds               1,063,790
                   (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024
       665,000     Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida              886,252
                   State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014
     4,335,000     Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida            5,238,978
                   State)/(Original Issue Yield: 9.173%), 6/1/2014
     3,000,000     Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries         3,904,050
                   COL)/(Original Issue Yield: 10.105%), 7/1/2014
       500,000     Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021                                                                 580,140
     1,015,000     Leon County, FL, COP, 5.00% (AMBAC INS), 7/1/2019                                                       1,091,277
     1,000,000     Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS),                1,082,900
                   7/1/2013
     1,060,000     Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando            1,221,565
                   Regional Healthcare System)/(United States Treasury COL)/(MBIA Insurance Corp. INS), 10/1/2023
       500,000     South Miami, FL Health Facilities Authority, Revenue Bonds, 5.25% (Baptist Health System of               523,010
                   South Florida)/(Original Issue Yield: 5.52%), 11/15/2033
     2,255,000     St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian              2,459,709
                   Retirement Communities ), 8/1/2024
                      TOTAL                                                                                               18,051,671
                   GEORGIA--1.5%
       615,000     Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation                          636,088
                   District)/(Original Issue Yield: 5.65%), 1/1/2030
     1,850,000     Bibb County, GA Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland,         1,862,802
                   Inc.), 12/1/2009
     1,000,000     Chatham County, GA Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75%         1,091,960
                   (Memorial Health University Medical Center), 1/1/2029
     2,000,000     Floyd County, GA Development Authority, Environmental Revenue Bonds, 5.70% (Temple-Inland,              2,098,380
                   Inc.), 12/1/2015
     2,000,000     Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(United               2,195,340
                   States Treasury PRF 10/1/2009@102), 10/1/2019
                      TOTAL                                                                                                7,884,570
                   ILLINOIS--2.4%
     1,000,000     Chicago, IL Public Building Commission, Revenue Bonds, (Series A), 7.00% (Escrowed In                   1,286,360
                   Treasuries COL)/(Original Issue Yield: 7.125%), 1/1/2020
     1,500,000     Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/(Original          1,580,475
                   Issue Yield: 5.30%), 11/15/2023
     3,750,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                  3,901,950
                   Technology), 4/1/2031
     1,000,000     Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.),         1,023,020
                   8/1/2029
     2,300,000     Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills                   2,369,575
                   Supportive Living LLC), 11/15/2026
     1,000,000     Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills                   1,023,160
                   Supportive Living LLC), 11/15/2036
     1,000,000     Illinois Sports Facility Authority, State Tax Supported Revenue Bonds, 5.00% (AMBAC                     1,045,420
                   INS)/(Original Issue Yield: 5.18%), 6/15/2032
                      TOTAL                                                                                               12,229,960
                   INDIANA--3.4%
     1,000,000     Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs              1,068,940
                   (Marathon Oil Corp.) 12/2/2011
     3,000,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25%           3,145,350
                   (Baptist Homes of Indiana), 11/15/2035
     2,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25%               2,184,480
                   (Community Foundation of Northwest Indiana), 3/1/2025
     1,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd             1,021,890
                   Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022
     2,200,000     Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess            2,368,388
                   Hospital)/(AMBAC INS), 3/1/2029
       735,000     Indiana State HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA COL Home Mortgage Program GTD),              757,410
                   7/1/2022
     1,500,000     Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate           1,849,395
                   Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%),
                   7/1/2015
     2,500,000     Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A),          2,640,375
                   5.10% (FedEx Corp.), 1/15/2017
     2,000,000     St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375%         2,058,080
                   (Madison Center Obligated Group), 2/15/2034
                      TOTAL                                                                                               17,094,308
                   IOWA--0.9%
     1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),           1,053,700
                   5.50% (Care Initiatives), 7/1/2025
     2,550,000     Iowa Finance Authority, SFM Revenue Bonds (Series 2006I), 4.950%, 7/1/2037                              2,664,955
     1,000,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village),                   1,040,290
                   11/15/2018
                      TOTAL                                                                                                4,758,945
                   KANSAS--0.5%
     1,315,000     Butler County, KS Union School District No. 490, Improvement UT GO Bonds (Series 2005B), 5.00%          1,396,622
                   (FSA INS), 9/1/2029
     1,150,000     University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health              1,253,753
                   System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022
                      TOTAL                                                                                                2,650,375
                   LOUISIANA--1.7%
     5,000,000     De Soto Parish, LA Environmental Improvement Authority, Refunding Revenue Bonds (Series 2005A),         4,990,550
                   4.75% (International Paper Co.), 3/1/2019
       505,000     Louisiana Public Facilities Authority, FHA Insured Mortgage Revenue Bonds, 5.25% (Baton Rouge             538,163
                   General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033
     3,000,000     St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original          3,005,430
                   Issue Yield: 7.75%), 10/1/2022
                      TOTAL                                                                                                8,534,143
                   MAINE--0.8%
     1,820,000     Maine State Housing Authority, Mortgage Revenue Bonds (Series 2006G), 4.70%, 11/15/2037                 1,776,266
     1,800,000     Maine State Housing Authority, Mortgage Revenue Bonds (Series 2006G), 4.625%, 11/15/2031                1,756,746
       645,000     Maine State Turnpike Authority, Revenue Bonds, 5.00% (FSA INS), 7/1/2027                                  681,752
                      TOTAL                                                                                                4,214,764
                   MARYLAND--0.2%
       250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),            249,385
                   5.25% (King Farm Presbyterian Retirement Community), 1/1/2027
       650,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),            641,342
                   5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037
                      TOTAL                                                                                                  890,727
                   MASSACHUSETTS--4.9%
     5,000,000     Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (United States Treasury PRF            5,372,950
                   6/1/2010@100), 6/1/2016
     1,830,000     Massachusetts Bay Transportation Authority General Transportation System, Special Assessment            1,954,751
                   Bonds, 5.75% (United States Treasury PRF 7/1/2010@100), 7/1/2016
       170,000     Massachusetts Bay Transportation Authority General Transportation System, Special Assessment              180,957
                   Bonds, 5.75%, 7/1/2016
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System              2,131,960
                   )/(Original Issue Yield: 6.60%), 7/1/2034
       790,000     Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford-Whitinsville                             854,164
                   Hospital)/(Original Issue Yield: 6.38%), 7/15/2032
     1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital),                1,093,130
                   7/15/2023
     4,550,000     Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset                4,753,977
                   Assurance INS), 8/15/2025
     2,000,000     Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Seven Hills Foundation &          2,084,160
                   Affiliates)/(Radian Asset Assurance INS), 9/1/2035
     1,250,000     Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45%               1,330,838
                   (Waste Management, Inc.), 6/1/2014
        40,000     Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds                 42,208
                   Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019
       500,000     Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00%,             525,880
                   8/1/2034
     2,460,000     Massachusetts Water Pollution Abatement Trust Pool, Program Series 6 Revenue Bonds Prerefunded,         2,611,954
                   5.25% (United States Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019
     1,000,000     Springfield, MA, UT GO  Refunding Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%),                 1,035,440
                   11/15/2018
     1,000,000     Sterling, MA, UT GO Bonds, 6.00% (FGIC INS), 2/15/2020                                                  1,077,600
                      TOTAL                                                                                               25,049,969
                   MICHIGAN--4.4%
     2,090,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco          2,312,543
                   Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
     2,515,000     Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds          2,824,495
                   (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027
     1,000,000     Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018                                   1,103,280
       500,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20%             522,880
                   (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025
       150,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50%             157,215
                   (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037
     2,000,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital         2,204,580
                   ), 7/1/2035
     2,390,000     Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving           2,594,895
                   Fund)/(United States Treasury PRF 10/1/2010@101), 10/1/2015
     2,595,000     Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water                  2,812,695
                   Revolving Fund)/(United States Treasury PRF 10/1/2010@101), 10/1/2015
     1,500,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00%                 1,650,540
                   (Oakwood Obligated Group), 4/1/2022
     1,000,000     Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50%                1,062,600
                   (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022
     1,000,000     Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.),          1,047,460
                   9/1/2029
     2,000,000     Michigan State, Environmental  Protection Program UT GO Bonds, 5.25% (United States Treasury            2,112,820
                   PRF 11/1/2010@100)/(Original Issue Yield: 5.34%), 11/1/2018
     1,000,000     Northern Michigan University, Revenue Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue          1,025,260
                   Yield: 5.35%), 12/1/2020
       680,000     Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (FSA INS),                   715,768
                   5/1/2034
                      TOTAL                                                                                               22,147,031
                   MINNESOTA--0.2%
     1,000,000     St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health             1,029,380
                   East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015
                   MISSISSIPPI--1.4%
     5,000,000     Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development Revenue Bonds          4,962,800
                   (Series 2006), 4.55% (Northrop Grumman Corp.), 12/1/2028
     2,050,000     Mississippi Business Finance Corp., Refunding PCRBs, 5.90% (System Energy Resources,                    2,050,226
                   Inc.)/(Original Issue Yield: 5.93%), 5/1/2022
                      TOTAL                                                                                                7,013,026
                   MISSOURI--0.4%
       605,000   1 Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015                   601,449
     1,335,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A),             1,369,083
                   5.00% (Branson, MO), 6/1/2035
                      TOTAL                                                                                                1,970,532
                   NEBRASKA--0.8%
     4,000,000     Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2006E),              4,321,800
                   5.05%, 9/1/2028
                   NEVADA--0.4%
     1,000,000     Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare                1,081,560
                   West)/(Original Issue Yield: 5.72%), 7/1/2024
       250,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10%                 250,928
                   (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022
       600,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%                601,338
                   (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025
                      TOTAL                                                                                                1,933,826
                   NEW HAMPSHIRE--0.4%
     1,685,000     New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds         1,800,153
                   (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024
                   NEW JERSEY-3.2%
     1,100,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward                   1,191,421
                   Homestead)/(Original Issue Yield: 5.75%), 11/1/2024
       650,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.50%               688,916
                   (Children's Specialized Hospital), 7/1/2030
    10,000,000     New Jersey State Transportation Trust Fund Authority, Revenue Bonds (Series 2003A), 5.50%,             12,710,400
                   12/15/2016
     1,500,000     Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark            1,616,415
                   Marine Terminal)/(MBIA Insurance Corp. INS), 1/1/2022
                      TOTAL                                                                                               16,207,152
                   NEW YORK-16.7%
       700,000     Albany County, NY IDA, IDRBs (Series 2004A), 5.625% (Albany College of Pharmacy), 12/1/2034               743,099
     2,000,000     Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035           2,096,660
     2,000,000     Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018            2,124,300
    10,000,000     Metropolitan Transportation Authority, NY, MTA State Service Contract Refunding Revenue Bonds          11,747,200
                   (Series 2002A), 5.50%, 1/1/2019
     4,000,000     New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 2.125% (Yankee Stadium LLC)/(FGIC         3,986,640
                   INS), 3/1/2021
     3,000,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),              3,192,840
                   3/1/2015
     4,000,000     New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK          4,127,760
                   I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028
       300,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group                        324,549
                   Association), 1/1/2024
     3,000,000     New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal         3,171,570
                   2005 Series C), 5.00%, 6/15/2030
     3,000,000     New York City, NY Transitional Finance Authority, Revenue Bonds (Series 2000C), 5.50% (United           3,202,350
                   States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 5.68%), 11/1/2020
    15,000,000     New York City, NY, UT GO Bonds (Fiscal 2006 Series G), 5.00%, 8/1/2018                                 18,418,800
     1,695,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50% (United States Treasury PRF                1,868,958
                   6/1/2013@100), 6/1/2023
       290,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023                                    314,241
     2,500,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester,           2,639,400
                   NY)/(Original Issue Yield: 5.60%), 7/1/2016
     5,000,000   3 New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA           5,420,900
                   Insurance Corp. INS), 5/15/2016
     1,510,000     New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%              1,559,030
                   (Escrowed In Treasuries COL), 6/15/2014
       990,000     New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%,             1,021,710
                   6/15/2014
     3,315,000     New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022          3,417,732
     4,000,000     New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series         4,128,920
                   A-2), 5.375% (New York State)/(United States Treasury PRF 4/1/2008@101), 4/1/2016
     1,015,000     Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed           1,153,324
                   In Treasuries COL), 6/1/2014
     1,985,000     Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA               2,259,506
                   Insurance Corp. INS), 6/1/2014
     2,000,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue            2,048,240
                   Yield: 5.125%), 6/1/2026
     5,320,000     Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75%           5,703,412
                   (Escrowed In Treasuries COL), 1/1/2015
                      TOTAL                                                                                               84,671,141
                   NORTH CAROLINA--1.8%
       500,000     Charlotte, NC, Water & Sewer UT GO Bonds, 5.00% (United States Treasury PRF                               517,340
                   2/1/2008@102)/(Original Issue Yield: 5.10%), 2/1/2023
     2,000,000     Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75%                2,140,820
                   (National Gypsum Co.), 8/1/2035
     3,000,000     North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds              3,123,330
                   (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023
     1,640,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022                         1,684,952
     1,600,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%         1,727,568
                   (Arc of North Carolina Projects), 10/1/2034
                      TOTAL                                                                                                9,194,010
                   OHIO--4.4%
     1,700,000     Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024                        1,845,469
       400,000     Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125%              413,364
                   (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035
     3,000,000     Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian           3,065,760
                   Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017
       580,000     Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50% (GNMA COL Home Mortgage              605,369
                   Program LOC), 9/1/2022
     4,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                 4,102,400
                   (Cleveland Electric Illuminating Co.), 12/1/2013
     1,345,000     Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building         1,410,703
                   Fund Projects), 4/1/2022
     4,135,000     Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (United States                 4,422,920
                   Treasury PRF 2/1/2010@101), 2/1/2017
     5,500,000     Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (United States Treasury            5,843,200
                   PRF 2/1/2010@101)/(Original Issue Yield: 5.65%), 2/1/2019
       775,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio              845,858
                   Bond Fund), 11/15/2032
                      TOTAL                                                                                               22,555,043
                   OKLAHOMA--0.2%
     1,000,000     Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA            1,135,150
                   Insurance Corp. INS), 10/1/2016
                   OREGON--0.3%
     1,500,000     Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001),              1,577,985
                   5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021
                   PENNSYLVANIA-5.7%
     3,000,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn                  3,566,310
                   Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030
     1,280,000     Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health            1,283,763
                   System)/(Original Issue Yield: 5.40%), 5/1/2029
     1,085,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005),              1,146,454
                   5.50% (United States Steel Corp.), 11/1/2016
     8,000,000     Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017                         10,249,760
     2,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032                                 2,068,100
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00%           1,088,760
                   (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022
     5,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25%           5,496,100
                   (UPMC Health System), 1/15/2016
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25%           1,034,720
                   (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125%         2,144,240
                   (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039
     1,000,000     Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium              1,038,110
                   Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017
                      TOTAL                                                                                               29,116,317
                   PUERTO RICO--1.0%
     4,500,000     Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance            4,857,975
                   Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022
                   RHODE ISLAND--0.6%
       340,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds,               374,377
                   6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021
     2,160,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds,             2,449,850
                   6.375% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/(Original Issue
                   Yield: 6.58%), 8/15/2021
                      TOTAL                                                                                                2,824,227
                   SOUTH CAROLINA--2.1%
     3,000,000     Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006),         3,170,550
                   5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty N.A. INS), 12/1/2030
     1,395,000     Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004),              1,545,590
                   6.00% (Lexington Medical Center), 5/1/2019
     2,850,000     South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(Original             3,034,965
                   Issue Yield: 5.75%), 11/15/2023
     2,795,000     South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health             2,982,405
                   System)/(Original Issue Yield: 5.84%), 11/15/2030
                      TOTAL                                                                                               10,733,510
                   SOUTH DAKOTA--1.0%
     2,225,000     South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series               2,410,387
                   2002C), 5.35%, 5/1/2022
     2,420,000     South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A),              2,534,248
                   5.15% (FSA INS), 11/1/2020
                      TOTAL                                                                                                4,944,635
                   TENNESSEE--1.4%
     1,000,000     Harpeth Valley Utilities District, TN, Revenue Bonds, 5.05% (MBIA Insurance Corp.                       1,024,100
                   INS)/(Original Issue Yield: 5.08%), 9/1/2020
     1,120,000     Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50%            1,280,910
                   (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%),
                   9/1/2021
     1,880,000     Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50%            2,150,100
                   (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%),
                   9/1/2021
       935,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                 1,052,782
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
     1,565,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                 1,762,143
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
                      TOTAL                                                                                                7,270,035
                   TEXAS--7.7%
     3,000,000     Alliance Airport Authority Inc., TX, Special Facilities Refunding Revenue Bonds, 4.85% (FedEx           3,051,270
                   Corp.), 4/1/2021
     4,600,000     Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (United States Treasury PRF          5,007,008
                   5/15/2013@100), 11/15/2022
       580,000     Bexar County, Health Facilities Development Corp., Refunding Revenue Bonds (Series 2007), 5.00%           594,534
                   (Army Retirement Residence Foundation), 7/1/2037
     3,965,000     Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (TXU Energy Co. LLC),            4,204,248
                   Mandatory Tender 11/1/2011
     2,000,000     Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial                           2,169,660
                   Hospital)/(Original Issue Yield: 6.28%), 2/1/2022
     1,000,000     Comal, TX ISD, Refunding UT GO Bonds (Series 2005A), 5.00% (PSFG GTD), 2/1/2025                         1,044,740
     3,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.00% (Wise Regional             3,297,960
                   Health System)/(Original Issue Yield: 7.125%), 9/1/2025
     1,000,000     Granbury, TX ISD, Refunding UT GO Bonds, 5.00% (PSFG GTD), 8/1/2027                                     1,057,890
     1,000,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003A),             1,034,240
                   5.20% (Waste Management, Inc.), 5/1/2028
     2,200,000     Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital                2,400,112
                   System)/(MBIA Insurance Corp. INS), 6/1/2011
     4,000,000     Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital                4,431,960
                   System)/(MBIA Insurance Corp. LOC), 6/1/2012
     1,000,000     La Feria, TX ISD, School Building UT GO Bonds, 5.00% (PSFG GTD), 2/15/2037                              1,051,040
       600,000     Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (Centerpoint           635,706
                   Energy Houston Electric), 3/1/2027
     1,000,000     North Central Texas HFDC, Refunding Revenue Bonds, 6.25% (Baylor Health Care System)/(United            1,078,570
                   States Treasury COL), 5/15/2010
     2,300,000     Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy                2,376,176
                   Corp.), 4/1/2018
     2,165,000     Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875%               2,357,750
                   (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024
     1,000,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC),             1,035,390
                   5/1/2028
     1,000,000     Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%,                  1,061,190
                   10/1/2021
     1,000,000     Texas Water Development Board, State Revolving Funds Revenue Bonds, (Series B), 5.00% (Original         1,016,130
                   Issue Yield: 5.28%), 7/15/2019
                      TOTAL                                                                                               38,905,574
                   UTAH--3.5%
    13,500,000     Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC        15,888,690
                   Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015
     2,000,000     Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.),          2,112,600
                   Mandatory Tender 11/1/2011
                      TOTAL                                                                                               18,001,290
                   VERMONT--0.7%
     2,295,000     Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.50%               2,380,099
                   (Norwich University)/(United States Treasury PRF 7/1/2008@101)/(Original Issue Yield: 5.62%),
                   7/1/2018
     1,165,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375%         1,204,447
                   (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023
                      TOTAL                                                                                                3,584,546
                   VIRGINIA-5.1%
     3,000,000     Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008                              3,001,620
     5,000,000     Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018                     5,356,800
     3,000,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%),            3,209,550
                   6/1/2037
     3,900,000     Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00%           4,231,773
                   (Brinks Co. (The)), 4/1/2033
    10,000,000     Virginia State Housing Development Authority, Commonwealth Mortgage Revenue Bonds (Series 2006         10,342,200
                   D1), 4.90%, 1/1/2033
                      TOTAL                                                                                               26,141,943
                   WASHINGTON--3.5%
     1,000,000     Seattle, WA Water System, Revenue Bonds (Series 1999), 5.25%, 3/1/2013                                  1,034,760
     1,365,000     Seattle, WA, Refunding & Improvement LT GO Bonds, 5.00% (Original Issue Yield: 5.14%), 7/1/2020         1,440,826
     1,235,000     Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit            1,298,010
                   Valley Hospital), 12/1/2030
     1,000,000     Vancouver, WA, LT GO Bonds, 5.00% (AMBAC INS), 12/1/2029                                                1,049,430
     5,595,000     Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp.             5,773,984
                   INS)/(Original Issue Yield: 5.30%), 7/1/2013
     6,675,000     Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022               7,102,868
                      TOTAL                                                                                               17,699,878
                   WISCONSIN--4.5%
     1,000,000     Marinette County, WI, UT GO Refunding Bonds, 6.50% (FGIC INS), 9/1/2018                                 1,095,250
     1,780,000     Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp.              1,838,153
                   INS), 11/1/2022
     1,090,000     Wisconsin State Clean Water, Revenue Bonds (Series 1), 5.00% (Original Issue Yield: 5.14%),             1,133,295
                   6/1/2020
     5,500,000     Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United            6,037,515
                   States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025
       300,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin,                      320,301
                   Inc.)/(Original Issue Yield: 5.583%), 6/1/2024
       430,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin,                      467,707
                   Inc.)/(Original Issue Yield: 5.82%), 6/1/2034
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original              2,175,480
                   Issue Yield: 5.84%), 5/1/2029
     1,340,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals,              1,465,866
                   Inc.)/(Original Issue Yield: 6.95%), 8/15/2034
     2,650,000     Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.25% (Vernon Memorial Healthcare,                   2,720,278
                   Inc.)/(Original Issue Yield: 5.28%), 3/1/2035
     1,940,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%),         2,125,076
                   11/15/2023
     1,630,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield:           1,728,713
                   6.15%), 7/1/2030
     1,250,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026          1,306,938
       500,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034            529,510
                      TOTAL                                                                                               22,944,082
                   WYOMING--0.6%
     2,000,000     Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC           2,121,640
                   Corp.), 12/1/2035
     1,000,000     University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance           1,039,890
                   Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019
                      TOTAL                                                                                                3,161,530
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $519,431,315)                                               555,265,161
                   SHORT-TERM MUNICIPALS--0.2%4
                   ALASKA--0.1%
       400,000     Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC               400,000
                   GTD), 3.970%, 1/2/2007
                   CALIFORNIA--0.1%
       700,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),               700,000
                   4.150%, 1/4/2007
                      TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                1,100,000
                   OTHER--0.3%
     1,500,000 1,2 GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040                                    1,546,695
                   (IDENTIFIED COST $1,500,000)
                      TOTAL MUNICIPAL INVESTMENTS - 109.7%                                                               557,911,856
                      (IDENTIFIED COST $522,031,315)5
                      OTHER ASSETS AND LIABILITIES - NET - (9.7)%                                                       (49,228,462)
                      TOTAL NET ASSETS - 100%                                                                         $  508,683,394


     Securities that are subject to the federal alternative minimum tax (AMT) represent 10.9% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $9,556,394, which represented 1.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (The "Directors"). At December 31, 2006, these liquid restricted securities amounted to $1,546,695, which represented 0.3% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of it outstanding short futures contracts.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At December 31, 2006, the cost of investments for federal tax purposes was $475,165,817. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $28,430,418. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,538,818 and net unrealized depreciation from investments for those securities having an excess of cost over value of $108,400.


Note:The categories of investments are shown as a percentage of total net assets at December 31, 2006.

 At December 31, 2006, the Fund had the following open futures contracts:


CONTRACTS               NUMBER OF   NOTIONAL     EXPIRATION       UNREALIZED
                        CONTRACTS   VALUE        DATE           APPRECIATION

6U.S. Treasury Notes    (250)       $26,867,188  March 2007         $256,189
10-Year Futures


6    Non-income producing.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

        {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

        {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

        {circle}for investments in other open-end regulated investment companies are valued at net asset value; and

        {circle}prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; and

        {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.



Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2006, is as follows:

SECURITY                                                                                          ACQUISITION DATE  ACQUISITION COST
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,    3/30/2005               $1,000,000
Inc.), 4/1/2025
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,     10/28/2005              $3,000,000
Inc.), 11/1/2023
Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015           7/27/1999                 $605,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),        3/15/2005               $3,000,000
3/1/2015


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COP   --Certificates of Participation
 EDA   --Economic Development Authority
 EDRBs --Economic Development Revenue Bonds
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFA   --Housing Finance Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDC   --Industrial Development Corporation
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 ISD   --Independent School District
 LOC   --Letter of Credit
 LT    --Limited Tax
 MFH   --Multi-Family Housing
 PCFA  --Pollution Control Finance Authority
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES FUND, INC.

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 9, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007





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